Restricted Net Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Restricted Net Assets [Abstract]
Percentage of after tax profits allocated to general reserve	10.00%	10.00%
Percentage of maximum limit of registered capital to discontinue general reserve	50.00%	50.00%
Appropriated retained earnings	$ 1,424	8,836	7,113	4,850
Restricted net assets	$ 423,257	2,626,141	1,818,103